Change in Accounting Policy	Jan. 14, 2021
Accounting Changes and Error Corrections [Abstract]
Change in Accounting Policy
UBER TECHNOLOGIES, INC.
SELECT HISTORICAL REVENUE AND COST OF REVENUE INFORMATION
For Years Ended December 31, 2018 and 2019 and Each of the Three Consecutive Quarters Ended September 30, 2020
(In millions)
(Unaudited)
Change in Accounting Policy
During the fourth quarter of 2020, Uber Technologies, Inc. (“we,” “us,” or “our”) changed our accounting policy related to the presentation of cumulative payments to Drivers in excess of cumulative revenue from Drivers. Our policy for the presentation of these excess cumulative payments has changed from presenting them within cost of revenue, exclusive of depreciation and amortization, to presenting them as a reduction of revenue in our consolidated statements of operations.
As our business has evolved, we believe our new presentation policy is preferable as it better reflects the financial performance of transactions with customers across all of our businesses and provides more clarity about changes in both revenue and cost of revenue, exclusive of depreciation and amortization, resulting in improved financial reporting and alignment with financial information used internally by management.
In accordance with generally accepted accounting principles, all periods presented below have been retrospectively adjusted to reflect the effects of the change to revenue and cost of revenue, exclusive of depreciation and amortization. There was no net impact to loss from operations, net loss attributable to Uber Technologies, Inc., or net loss per share for any periods presented. The consolidated balance sheets, consolidated statements of mezzanine equity and equity (deficit), and the consolidated statements of cash flows are not affected by this change in accounting policy. The effect of the change is as follows:

	Year Ended December 31, 2018			Year Ended December 31, 2019
(In millions)	Previously Reported	Effect of Change	As Adjusted	Previously Reported	Effect of Change	As Adjusted
Revenue	$11,270	$(837)	$10,433	$14,147	$(1,147)	$13,000
Cost of revenue, exclusive of depreciation and amortization	5,623	(837)	4,786	7,208	(1,147)	6,061

	Three Months Ended March 31, 2020			Three Months Ended June 30, 2020			Three Months Ended September 30, 2020
(In millions)	Previously Reported	Effect of Change	As Adjusted	Previously Reported	Effect of Change	As Adjusted	Previously Reported	Effect of Change	As Adjusted
Revenue	$3,543	$(295)	$3,248	$2,241	$(328)	$1,913	$3,129	$(316)	$2,813
Cost of revenue, exclusive of depreciation and amortization	1,786	(295)	1,491	1,252	(328)	924	1,614	(316)	1,298